Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2015	2014
	(Millions of yen)
Land	¥282,786	¥286,336
Buildings	1,632,604	1,609,667
Machinery and equipment	1,813,116	1,822,026
Construction in progress	61,952	70,759

	3,790,458	3,788,788
Less accumulated depreciation	(2,570,806)	(2,519,259)

	¥1,219,652	¥1,269,529